Equity - Hedging and exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reserves within equity [line items]
Beginning balance	£ 10,156	£ 11,713	£ 12,028
Other comprehensive income/(loss)	(164)	287	(276)
Ending balance	8,440	10,156	11,713
Cost of hedging reserve	30	1	(9)
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance	(37)	(68)	(21)
Other comprehensive income/(loss)	125	31	(44)
Adoption of IFRS 9 by associate			(3)
Transfer from other retained earnings	5
Ending balance	93	(37)	(68)
Exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(781)	(962)	(432)
Other comprehensive income/(loss)	(241)	181	(530)
Adoption of IFRS 9 by associate			0
Transfer from other retained earnings	0
Ending balance	(1,022)	(781)	(962)
Hedging and exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(818)	(1,030)	(453)
Other comprehensive income/(loss)	(116)	212	(574)
Adoption of IFRS 9 by associate			(3)
Transfer from other retained earnings	5
Ending balance	£ (929)	£ (818)	£ (1,030)